Federated Hermes Institutional High Yield Bond Fund
Portfolio of Investments
January 31, 2021 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—94.9%
	Aerospace/Defense—1.5%
$ 2,575,000	Hawaiian Brand Intellect, Sec. Fac. Bond, 144A, 5.750%, 1/20/2026	$2,684,438
13,000,000	TransDigm, Inc., Sr. Unsecd. Note, 144A, 4.625%, 1/15/2029	12,926,940
38,600,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	40,875,663
16,525,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	17,093,047
15,425,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 7/15/2024	15,702,650
19,975,000	TransDigm, Inc., Sr. Sub. Note, 6.500%, 5/15/2025	20,511,828
17,375,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	18,358,364
18,525,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	19,038,142
4,750,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	5,090,528
	TOTAL	152,281,600
	Automotive—5.5%
30,475,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	30,894,031
3,575,000	Adient US LLC, 144A, 7.000%, 5/15/2026	3,896,393
5,325,000	Adient US LLC, 144A, 9.000%, 4/15/2025	5,964,000
21,175,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	22,176,577
6,550,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	6,988,064
13,550,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 6.500%, 6/1/2026	14,141,119
14,475,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	14,972,578
4,600,000	Dana, Inc., Sr. Unsecd. Note, 5.625%, 6/15/2028	4,912,248
2,850,000	Dana, Inc., Sr. Unsecd. Note, 5.375%, 11/15/2027	3,004,969
925,000	Dana, Inc., Sr. Unsecd. Note, 5.500%, 12/15/2024	944,656
8,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	8,626,234
12,250,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	12,279,474
7,750,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.339%, 3/28/2022	7,860,670
35,400,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	36,026,580
13,150,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	13,349,288
30,300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	31,095,375
23,800,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	24,808,882
12,300,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	12,961,125
4,733,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	4,886,823
12,925,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.250%, 9/20/2022	13,366,389
9,375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	9,896,484
29,475,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	32,478,134
15,650,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	17,015,463
29,900,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	31,848,284
11,625,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	11,875,809
1,825,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.000%, 5/31/2026	1,869,348
3,575,000	IAA Spinco Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	3,760,811
11,775,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	12,534,488
8,025,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	8,856,069
26,275,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	28,048,562
24,275,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	24,942,562
1,050,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	1,118,691
59,275,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	62,870,029
15,025,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	15,442,319

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Automotive—continued
$ 25,325,000		Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	$26,274,687
		TOTAL	561,987,215
		Banking—0.1%
9,175,000		Ally Financial, Inc., Sr. Sub. Note, 5.750%, 11/20/2025	10,690,894
		Building Materials—2.4%
8,650,000		American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	8,934,931
36,800,000		American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, 144A, 5.875%, 5/15/2026	38,157,000
41,025,000		CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	42,024,984
10,000,000		Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	10,468,750
10,125,000		Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	10,536,328
5,950,000		Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	6,303,281
33,400,000		Pisces Midco, Inc., Sr. Unsecd. Note, 144A, 8.000%, 4/15/2026	34,944,750
18,775,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	18,567,536
10,400,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	11,052,964
4,175,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	4,405,878
34,025,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	35,492,328
21,100,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	21,971,114
		TOTAL	242,859,844
		Cable Satellite—7.5%
11,950,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	12,614,719
17,150,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.750%, 2/15/2026	17,716,807
4,275,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	4,433,667
9,700,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2023	9,818,389
53,675,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	55,067,866
28,750,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	30,313,281
38,075,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	40,548,733
11,975,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	12,591,712
11,150,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	11,738,664
8,600,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	9,339,170
16,225,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.875%, 5/1/2027	16,878,056
19,625,000		CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsecd. Note, 144A, 4.500%, 5/1/2032	20,438,849
15,250,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 5/15/2026	15,836,515
11,600,000		CSC Holdings LLC, Sr. Unsecd. Note, 5.250%, 6/1/2024	12,506,250
9,100,000		CSC Holdings LLC, Sr. Unsecd. Note, 6.750%, 11/15/2021	9,444,071
4,625,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	4,519,087
29,900,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	30,599,660
23,225,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	23,721,667
23,725,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	25,046,482
35,400,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	38,044,380
5,000,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	5,573,400
25,775,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	28,613,730
20,450,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	21,221,681
12,775,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	13,317,937
22,175,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	24,086,263
17,550,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	18,357,300
14,100,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	9,834,750
14,875,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	10,782,888
7,950,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	5,776,470
12,200,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/1/2022	12,339,690
28,775,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	29,685,441

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 4,500,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	$4,658,445
5,600,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/1/2027	5,894,000
12,100,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	12,596,100
13,900,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	15,151,000
35,200,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	37,373,600
15,025,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	15,487,469
6,000,000	Virgin Media Secured Finance PLC, 144A, 5.500%, 8/15/2026	6,273,750
9,575,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	9,924,488
9,850,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	10,585,795
12,775,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	12,777,683
5,275,000	Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	5,507,944
3,800,000	Ziggo BV, Sec. Fac. Bond, 144A, 4.875%, 1/15/2030	3,989,924
17,560,000	Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	18,337,030
28,850,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	30,274,469
	TOTAL	769,639,272
	Chemicals—2.5%
5,623,779	Alpha 2 BV, Sr. Unsecd. Note, 144A, 8.750%, 6/1/2023	5,700,515
28,300,000	Alpha 3 BV, Sr. Unsecd. Note, 144A, 6.250%, 2/1/2025	28,866,000
3,125,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	3,282,030
9,500,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 3.375%, 2/15/2029	9,319,690
19,875,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	20,643,069
16,825,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	18,073,247
15,725,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	15,861,807
8,500,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	8,707,188
28,250,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	30,245,156
12,250,000	Illuminate Buyer LLC/Illuminate Holdings IV Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	13,670,388
1,050,000	INEOS Quattro Finance 2, Sec. Fac. Bond, 144A, 3.375%, 1/15/2026	1,055,906
46,100,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	47,454,187
4,575,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	4,686,516
39,600,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	42,117,570
9,025,000	WR Grace & Co-Conn, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2027	9,475,743
	TOTAL	259,159,012
	Construction Machinery—0.8%
24,050,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	23,963,420
14,850,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.000%, 7/15/2030	15,680,858
11,825,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	12,581,800
1,725,000	United Rentals North America, Inc., Sr. Unsecd. Note, 5.250%, 1/15/2030	1,912,809
9,775,000	United Rentals North America, Inc., 2nd Lien, 3.875%, 11/15/2027	10,289,067
8,625,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	9,007,734
2,900,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	3,058,964
	TOTAL	76,494,652
	Consumer Cyclical Services—1.7%
20,650,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	22,146,092
63,850,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	69,596,500
15,325,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	15,500,471
8,075,000	Go Daddy Operating Co. LLC / GD Finance Co. Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	8,522,436
50,126,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	55,097,998
4,175,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	4,443,766
	TOTAL	175,307,263

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Products—0.8%
$ 9,850,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	$10,550,483
18,275,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	18,713,600
9,375,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	9,782,812
3,700,000	Newell Brands, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2025	4,078,177
5,325,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	5,672,722
35,175,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 6.375%, 3/1/2024	35,922,469
	TOTAL	84,720,263
	Diversified Manufacturing—1.4%
4,475,000	Amsted Industries, Inc., Sr. Unsecd. Note, 144A, 5.625%, 7/1/2027	4,737,056
3,125,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2024	3,234,375
3,575,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	3,836,064
5,700,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 4.625%, 2/10/2026	5,910,188
54,725,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	57,552,641
5,000,000	Stevens Holding Company, Inc., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2026	5,465,800
4,300,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	4,383,936
17,825,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	18,270,625
8,525,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	9,287,305
23,100,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	25,982,187
	TOTAL	138,660,177
	Finance Companies—1.9%
15,075,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	14,961,938
9,025,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	9,161,548
1,475,000	Navient Corp., Sr. Unsecd. Note, 5.500%, 1/25/2023	1,550,063
24,450,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	26,008,688
3,250,000	Navient Corp., Sr. Unsecd. Note, 6.500%, 6/15/2022	3,400,313
13,575,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	14,890,078
4,275,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	4,725,222
50,000	Navient Corp., Sr. Unsecd. Note, 7.250%, 9/25/2023	55,156
5,575,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	5,954,741
3,000,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 7.250%, 1/25/2022	3,111,630
11,450,000	Quicken Loans Llc / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	11,476,621
17,325,000	Quicken Loans Llc / Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	17,606,531
26,400,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	28,231,500
43,325,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	45,653,719
7,900,000	White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	8,008,625
	TOTAL	194,796,373
	Food & Beverage—2.9%
6,925,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.750%, 6/1/2026	7,082,544
11,475,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	11,804,332
17,075,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	17,823,739
25,400,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	27,034,490
13,275,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.250%, 4/1/2025	13,646,700
27,875,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	29,729,259
32,700,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	38,085,795
8,800,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, Series WI, 4.250%, 3/1/2031	9,919,360
6,275,000	Lamb Weston Holdings, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2028	6,959,446
4,350,000	Lamb Weston Holdings, Inc., Sr. Unsub., 144A, 4.875%, 11/1/2026	4,521,281
20,825,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	21,610,519
12,850,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.000%, 8/15/2026	13,277,455
5,375,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/15/2029	5,845,286

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Food & Beverage—continued
$ 11,575,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	$12,298,437
36,825,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	38,689,266
18,850,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, 144A, 5.875%, 6/15/2024	19,164,324
17,425,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	17,490,344
	TOTAL	294,982,577
	Gaming—4.2%
9,800,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	10,308,375
8,250,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	8,470,275
18,750,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	19,467,188
5,400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	5,973,750
18,975,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.000%, 8/15/2026	19,665,500
2,975,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	3,160,938
5,675,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	5,963,250
16,900,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	17,832,373
22,275,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	24,475,881
24,625,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	24,536,842
5,025,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 4.500%, 1/15/2028	5,294,139
2,825,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	3,035,915
3,875,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.750%, 2/1/2027	4,349,571
2,925,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	2,979,844
11,450,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	12,148,450
3,300,000	MGM Resorts International, Sr. Unsecd. Note, 6.000%, 3/15/2023	3,526,875
7,845,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	8,193,122
8,975,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	9,367,208
6,056,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	6,566,975
7,889,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	8,647,922
15,950,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	17,101,590
33,550,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	33,196,551
23,550,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	24,103,425
47,300,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	49,694,562
24,900,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	24,448,688
22,475,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	22,662,329
3,200,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, 144A, 5.875%, 5/15/2025	3,147,664
13,825,000	Twin River Worldwide Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 6/1/2027	14,853,234
2,675,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	2,723,484
1,675,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2027	1,705,100
8,300,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	8,647,604
13,850,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	14,347,561
12,500,000	VICI Properties LP/ VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	13,333,625
	TOTAL	433,929,810
	Health Care—7.2%
20,575,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	20,685,693
32,350,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.500%, 3/1/2024	33,131,091
4,125,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	4,351,875
3,575,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	3,814,078
5,675,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	5,803,482
30,750,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	32,342,542
5,075,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 5.500%, 4/1/2026	5,306,547
9,000,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	9,461,250

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$ 3,025,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	$3,217,844
11,875,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	12,523,078
8,450,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	9,092,200
13,725,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.625%, 1/15/2024	14,335,763
25,825,000	CHS/Community Health Systems, Inc., 2nd Lien, 144A, 6.875%, 4/15/2029	26,163,953
44,700,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	46,242,150
4,050,000	HCA, Inc., 5.000%, 3/15/2024	4,563,563
28,225,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	32,317,625
1,575,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 5/1/2023	1,721,010
42,550,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	44,227,212
31,525,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	35,441,193
12,025,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	13,721,006
5,200,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	6,099,314
4,525,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	5,397,420
14,200,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	14,776,875
8,450,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	8,913,424
13,850,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	14,819,500
6,950,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	7,097,688
7,650,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	7,716,938
31,575,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	34,489,372
15,925,000	MEDNAX Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	17,059,975
47,475,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	47,118,937
33,875,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	30,656,875
4,600,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	4,874,551
4,950,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	5,140,872
2,550,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	2,683,365
19,725,000	Tenet Healthcare Corp., 5.125%, 5/1/2025	20,008,843
5,725,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	5,999,628
12,875,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	13,446,264
16,425,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	17,350,713
8,650,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	9,124,020
1,150,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	1,244,162
10,000,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	10,188,000
16,600,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	18,027,600
21,250,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 7.000%, 8/1/2025	22,007,031
11,350,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	11,876,186
8,225,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	8,768,344
34,802,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.375%, 9/1/2025	35,863,461
	TOTAL	739,212,513
	Health Insurance—1.4%
10,225,000	Centene Corp., Sr. Unsecd. Note, 3.000%, 10/15/2030	10,707,620
6,675,000	Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	6,856,560
5,950,000	Centene Corp., Sr. Unsecd. Note, 4.750%, 1/15/2025	6,111,840
32,525,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	34,060,180
24,175,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	25,413,969
10,325,000	Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	10,831,596
25,000,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	26,505,000
20,300,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	22,533,000
4,100,000	Molina Healthcare, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2030	4,392,125
	TOTAL	147,411,890

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—5.6%
$ 5,300,000		Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	$5,029,700
870,000		Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	871,479
10,325,000		Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	10,221,750
4,150,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	4,249,870
7,175,000		Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	7,584,603
3,550,000		Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	3,643,188
9,350,000		Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	9,621,150
9,350,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	8,946,781
3,875,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	3,950,892
4,378,000		Ascent Resources Utica Holdings LLC/ ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	4,955,371
9,050,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	8,629,718
12,573,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	8,518,585
6,850,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	4,272,687
11,100,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 6.250%, 4/15/2023	8,269,500
6,350,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	4,341,146
11,675,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	10,162,212
1,900,000	[1,2]	Chesapeake Energy Corp., 5.750%, 3/15/2023	116,375
14,159,000	[1,2]	Chesapeake Energy Corp., 144A, 11.500%, 1/1/2025	4,224,692
10,175,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	597,781
9,100,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	9,291,464
19,825,000		Continental Resources, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2031	21,490,300
31,700,000		Crownrock LP/ Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	31,605,534
21,325,000		Double Eagle Iii Midco, Sr. Unsecd. Note, 144A, 7.750%, 12/15/2025	22,111,359
2,825,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	2,930,938
10,800,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	11,464,200
6,725,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	7,193,632
2,975,000		EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	3,094,000
2,400,000		EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	2,616,000
14,750,000		EQT Corp., Sr. Unsecd. Note, 7.875%, 2/1/2025	17,402,714
10,275,000		EQT Corp., Sr. Unsecd. Note, 8.750%, 2/1/2030	13,115,729
6,375,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, 6.000%, 10/15/2024	4,924,687
5,825,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	4,503,453
2,100,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	1,631,438
4,425,000	[1,2]	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	3,418,313
15,950,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	15,451,562
8,500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	8,005,937
6,400,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	6,189,952
11,875,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	11,533,594
5,800,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	4,824,875
13,025,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	11,429,437
14,300,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	12,181,812
2,525,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.500%, 7/15/2044	2,190,438
13,725,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	14,407,132
6,725,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	7,328,232
13,400,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	14,724,925
15,850,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	17,855,025
2,500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	2,683,500
1,350,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.500%, 5/1/2031	1,559,250
9,850,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	11,151,431
22,025,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	27,690,931

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 8,600,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	$8,789,845
15,625,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	15,937,187
9,625,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.250%, 5/1/2023	10,142,344
10,050,000		QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	11,221,830
11,419,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	11,192,704
4,821,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	4,843,659
2,775,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 8.250%, 1/15/2029	2,918,953
12,275,000		Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	13,392,516
5,075,000		SM Energy Co., Sr. Unsecd. Note, 5.000%, 1/15/2024	4,719,750
9,150,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	8,297,906
4,575,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	4,083,188
10,050,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	9,088,969
9,925,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	10,489,484
10,900,000	[1,2,3]	Ultra Resources, Inc., Escrow Security, 7.125%, 4/15/2025	0
6,200,000		WPX Energy, Inc., Sr. Unsecd. Note, 4.500%, 1/15/2030	6,572,000
7,925,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.250%, 10/15/2027	8,366,819
4,125,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.750%, 6/1/2026	4,332,797
3,775,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.875%, 6/15/2028	4,092,213
		TOTAL	572,691,438
		Industrial - Other—0.5%
4,200,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	4,333,119
9,275,000		Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	10,117,402
14,125,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	15,263,828
19,750,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	20,670,548
		TOTAL	50,384,897
		Insurance - P&C—4.3%
4,725,000		Acrisure LLC, Sec. Fac. Bond, 144A, 8.125%, 2/15/2024	4,946,343
50,750,000		Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	53,753,892
48,900,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	52,589,016
20,563,813		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	22,363,147
5,475,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	5,563,969
31,300,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	32,336,499
17,725,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	19,143,000
112,025,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	116,338,523
2,975,000		NFP Corp., Sec. Fac. Bond, 144A, 7.000%, 5/15/2025	3,218,578
70,075,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	73,746,930
51,325,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	52,309,670
		TOTAL	436,309,567
		Leisure—0.4%
23,800,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	24,049,900
4,950,000		Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	5,342,906
1,075,000		Viking Cruises Ltd., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2025	1,052,044
10,975,000		Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	10,675,218
		TOTAL	41,120,068
		Lodging—0.7%
15,550,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 5.125%, 5/1/2026	16,149,841
11,200,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	11,096,568
9,275,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	9,437,498
3,550,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.375%, 5/1/2025	3,749,687
13,000,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	14,048,125

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Lodging—continued
$ 4,850,000	Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	$5,237,030
5,200,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	5,261,750
10,150,000	Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 5.375%, 4/15/2026	10,410,094
	TOTAL	75,390,593
	Media Entertainment—7.0%
21,925,000	AMC Networks, Inc., Sec. Fac. Bond, 4.250%, 2/15/2029	21,853,963
22,150,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	22,847,836
4,875,000	AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 12/15/2022	4,893,159
11,275,000	AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	11,468,141
18,900,000	CBS Radio, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/1/2024	19,279,890
10,595,000	Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	10,772,095
16,850,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	13,627,437
27,800,000	Diamond Sports Group LLC / Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	17,687,750
24,925,000	Entercom Media Corp., 144A, 6.500%, 5/1/2027	25,636,858
1,060,000	Gannett Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/15/2024	1,080,209
6,900,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	7,549,980
15,225,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	15,163,339
20,825,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	21,644,984
5,302,564	iHeartCommunications, Inc., 6.375%, 5/1/2026	5,658,843
10,825,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	11,073,325
7,300,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	7,582,145
57,554,646	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	61,493,398
4,000,000	Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	4,107,500
7,725,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	8,207,812
50,000	Lamar Media Corp., Sr. Unsecd. Note, 5.750%, 2/1/2026	51,534
3,750,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2031	3,787,500
23,575,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	24,362,876
14,475,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	15,105,097
10,000,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	10,587,800
19,650,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	20,276,344
42,875,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	45,577,197
14,577,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2022	14,591,577
15,750,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	16,173,281
8,800,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	9,420,796
10,650,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	11,851,320
4,075,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	4,052,078
2,300,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	2,297,125
4,150,000	Outfront Media Capital LLC / Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 6/15/2025	4,401,594
5,825,000	Scripps Escrow II Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	5,835,922
6,250,000	Scripps Escrow II Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	6,324,219
18,225,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	19,016,876
22,625,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	22,893,672
1,825,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	1,883,948
33,350,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	34,302,476
12,950,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	13,134,408
4,550,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.750%, 3/15/2026	4,828,688
41,625,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	43,354,519
58,175,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	63,010,797
9,250,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	9,567,969
5,700,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	5,766,177

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 8,425,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	$8,607,022
	TOTAL	712,691,476
	Metals & Mining—1.3%
18,100,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	18,346,974
13,000,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.125%, 3/1/2028	13,697,775
6,700,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2030	7,269,500
9,150,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	9,713,182
16,575,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	18,432,229
7,525,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	8,021,801
6,275,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	7,007,230
17,900,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	22,274,312
21,750,000	HudBay Minerals, Inc., Sr. Unsecd. Note, 144A, 7.625%, 1/15/2025	22,681,444
	TOTAL	127,444,447
	Midstream—7.8%
9,250,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	10,198,125
3,075,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	3,390,833
6,075,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	6,925,925
17,250,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	19,833,878
18,800,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	18,800,000
27,450,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	27,427,697
34,825,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	34,890,297
12,950,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	13,882,400
700,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	700,875
10,575,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.125%, 3/1/2025	10,740,234
15,050,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.500%, 3/1/2028	15,583,071
13,050,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	15,132,047
24,475,000	Cheniere Energy Partners, LP, Series WI, 5.250%, 10/1/2025	25,148,062
9,000,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	9,378,450
16,575,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	17,842,822
18,200,000	Cheniere Energy, Inc., Sr. Secd. Note, 144A, 4.625%, 10/15/2028	19,064,500
33,250,000	CNX Midstream Partners LP / CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	34,164,375
8,700,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	8,413,727
20,775,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	20,081,738
17,100,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	18,334,791
1,373,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 4.750%, 7/15/2023	1,423,458
25,075,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	26,024,590
17,800,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	17,029,260
8,775,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	9,190,233
575,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	597,879
15,300,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	15,916,590
15,825,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	15,948,831
24,900,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	26,191,687
7,050,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.750%, 10/1/2025	7,483,575
11,100,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	11,812,787
9,675,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.375%, 10/1/2030	10,672,734
10,725,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	11,254,547
15,500,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.500%, 6/1/2024	15,742,343
9,225,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.750%, 3/1/2025	9,350,875
17,250,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	18,037,031
19,950,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.500%, 8/15/2022	19,226,813

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Midstream—continued
$ 19,675,000		Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	$15,467,403
6,525,000		Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	6,721,925
6,875,000		Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.875%, 3/15/2028	7,311,975
23,300,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	24,100,938
6,125,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.125%, 2/1/2025	6,298,644
15,825,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	16,391,139
14,125,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	14,822,563
4,200,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	4,525,500
15,850,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/15/2032	15,731,125
14,400,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 4.875%, 2/1/2031	15,048,000
25,525,000		Targa Resources Partners LP / Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	27,160,131
7,700,000		TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	7,765,912
8,225,000		Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	8,447,856
8,275,000		Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	8,606,000
5,100,000		Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	5,364,563
3,750,000		Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	3,975,000
39,375,000		Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	40,457,812
3,675,000		Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	3,863,344
5,550,000		Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	5,522,250
2,000,000		Western Midstream Operating, LP, Sr. Unsecd. Note, 4.100%, 2/1/2025	2,074,320
8,200,000		Western Midstream Operating, LP, Sr. Unsecd. Note, 5.050%, 2/1/2030	9,030,947
3,825,000		Western Midstream Operating, LP, Sr. Unsecd. Note, 6.250%, 2/1/2050	4,309,972
		TOTAL	798,834,399
		Oil Field Services—1.7%
25,825,000		Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	26,422,203
30,200,000		Archrock Partners LP / Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	31,774,930
17,075,000		Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	13,872,157
4,700,000		Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	3,674,813
2,375,000		Precision Drilling Corp., Sr. Unsecd. Note, 5.250%, 11/15/2024	2,192,422
7,900,000		Precision Drilling Corp., Sr. Unsecd. Note, 7.750%, 12/15/2023	7,885,187
7,100,000		Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	6,904,750
14,775,000	[1,2]	Sesi LLC, 7.125%, 12/15/2021	5,873,063
20,050,000	[1,2]	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.750%, 9/15/2024	7,869,625
14,175,000		Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	7,751,953
25,800,000		USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	27,391,602
33,125,000		USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	34,684,359
		TOTAL	176,297,064
		Packaging—5.5%
44,625,000		ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	46,967,812
16,650,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	17,275,041
18,250,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	18,935,105
24,325,000		Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	25,063,993
22,125,000		Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	22,048,669
75,000		Ball Corp., Sr. Unsecd. Note, 4.875%, 3/15/2026	84,290
14,700,000		Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	15,751,712
9,025,000		Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	9,617,266
14,629,000		Berry Plastics Corp., 5.125%, 7/15/2023	14,958,153
19,625,000		Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	19,890,722
46,350,000		Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	45,921,262
10,100,000		Crown Americas LLC / Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	10,504,505

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Packaging—continued
$ 1,850,000		Crown Americas LLC, Sr. Unsecd. Note, 4.500%, 1/15/2023	$1,944,813
750,000		Crown Americas LLC, Sr. Unsecd. Note, 4.250%, 9/30/2026	814,538
45,125,000		Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	45,971,094
56,900,000		Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	59,158,930
5,225,000		Greif, Inc., Sr. Unsecd. Note, 144A, 6.500%, 3/1/2027	5,580,953
10,700,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	11,541,502
6,775,000		Owens-Brockway Glass Container, Inc., 144A, 5.875%, 8/15/2023	7,261,953
26,475,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	29,536,172
7,300,000		Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	7,922,690
36,575,000		Reynolds Group Issuer, Inc. / LLC / LU, Sec. Fac. Bond, 144A, 4.000%, 10/15/2027	36,838,340
6,550,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.875%, 12/1/2022	6,873,406
9,775,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	10,410,375
1,900,000		Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.125%, 12/1/2024	2,103,870
1,625,000		Silgan Holdings, Inc., Sr. Unsecd. Note, Series WI, 4.125%, 2/1/2028	1,690,000
20,175,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	20,652,038
21,150,000		Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	22,445,437
7,350,000		Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	7,763,070
31,275,000		Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	34,028,607
		TOTAL	559,556,318
		Paper—0.5%
10,050,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	10,417,579
21,916,000		Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	23,984,322
3,625,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	3,787,763
10,450,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	10,717,781
3,250,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 4.750%, 7/15/2027	3,594,695
		TOTAL	52,502,140
		Pharmaceuticals—3.2%
6,400,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	6,596,480
5,050,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	5,444,531
11,450,000		Bausch Health Cos, Inc., Sr. Secd. Note, 144A, 7.000%, 3/15/2024	11,715,640
11,350,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	11,708,093
9,300,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	9,537,429
2,350,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	2,429,148
9,300,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	9,582,255
56,550,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	57,995,418
30,225,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	32,462,254
24,725,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	27,579,130
20,775,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	23,037,709
11,175,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	12,287,751
14,300,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	15,890,160
3,200,000		Emergent BioSolutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/15/2028	3,290,928
21,710,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	18,211,433
13,409,000		Endo Dac / Endo Finance LLC / Endo Finco, Inc., 2nd Lien, 144A, 9.500%, 7/31/2027	15,344,924
15,425,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	16,202,112
10,325,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	10,959,678
39,700,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	16,078,500
17,600,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	7,304,000
4,050,000		Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	4,372,502
7,925,000		Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	7,937,482
		TOTAL	325,967,557

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Restaurant—1.4%
$ 1,825,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	$1,854,748
13,900,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	14,201,491
7,011,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	7,141,264
4,775,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 1st Lien, 144A, 3.500%, 2/15/2029	4,775,000
78,075,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 2nd Lien, 144A, 4.000%, 10/15/2030	77,587,031
8,850,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	9,314,625
7,475,000		Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	7,334,844
13,200,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	14,176,800
7,825,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/1/2026	8,123,328
1,350,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	1,483,461
		TOTAL	145,992,592
		Retailers—0.5%
4,750,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	5,017,188
8,250,000		Hanesbrands, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2026	8,940,938
19,550,000		Michaels Stores, Inc., Sr. Unsecd. Note, 144A, 8.000%, 7/15/2027	20,984,774
9,587,482	[4]	Party City Holdings, Inc., 144A, 5.750% (6-month USLIBOR 0.750% Floor +5.000%), 7/15/2025	9,108,108
4,225,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	4,496,984
		TOTAL	48,547,992
		Supermarkets—0.6%
5,969,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	6,192,211
9,800,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	9,885,750
24,050,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	23,779,437
3,800,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 4.875%, 2/15/2030	4,065,204
9,325,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	10,072,958
9,900,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	10,933,313
		TOTAL	64,928,873
		Technology—6.7%
22,450,000		AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	24,709,031
10,600,000		Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	11,230,912
10,275,000		Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	10,410,630
13,000,000		BY Crown Parent LLC / BY Bond Finance Inc., 144A, 4.250%, 1/31/2026	13,341,250
15,875,000		Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	16,827,500
8,675,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	8,738,501
4,450,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	4,647,135
10,500,000		CDW LLC/ CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	11,595,938
60,900,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	63,311,640
3,000,000		Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	3,324,375
2,050,000		Fair Isaac & Co., Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2028	2,117,804
6,300,000		Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	6,484,968
6,450,000		Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	6,810,878
27,300,000		JDA Escrow LLC / JDA Bond Finance, Inc., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2024	27,712,366
20,750,000		Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	21,735,625
11,525,000		Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	12,075,126
15,000,000		MSCI, Inc., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2031	15,975,750
9,225,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	9,495,984
14,725,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	15,415,234
6,000,000		NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	6,301,620
11,550,000		NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	12,470,189
5,850,000		NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	6,413,063
12,075,000		Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	12,736,106

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 7,175,000	ON Semiconductor Corp., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	$7,444,063
10,625,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	10,908,900
5,575,000	Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	5,862,336
4,400,000	PTC, Inc., Sr. Unsecd. Note, 144A, 4.000%, 2/15/2028	4,584,250
4,775,000	PTC, Inc., Sr. Unsub., 144A, 3.625%, 2/15/2025	4,903,328
20,750,000	Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	22,679,128
6,925,000	Qorvo, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/1/2031	7,089,469
14,600,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	15,247,875
22,400,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	22,456,000
3,700,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	3,900,614
17,275,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.125%, 7/15/2029	16,768,411
14,425,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.375%, 7/15/2031	14,082,406
5,000,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	5,390,625
1,675,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	1,849,828
16,125,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, 144A, 6.250%, 2/15/2026	16,684,618
4,450,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	4,572,553
40,150,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	42,569,439
3,776,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	4,047,400
26,625,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	29,815,074
73,875,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	76,080,169
14,675,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2025	15,021,990
50,000	Verisign, Inc., Sr. Unsecd. Note, 4.750%, 7/15/2027	53,223
32,050,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	32,971,437
	TOTAL	688,864,761
	Transportation Services—0.4%
17,000,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	16,719,500
19,400,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	20,842,875
	TOTAL	37,562,375
	Utility - Electric—2.6%
15,025,000	Calpine Corp., 144A, 4.500%, 2/15/2028	15,456,217
7,387,000	Calpine Corp., 144A, 5.250%, 6/1/2026	7,631,362
16,650,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	16,217,100
6,775,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	6,852,913
6,625,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	6,817,125
7,575,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	7,850,844
4,175,000	DPL, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2025	4,462,031
43,200,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	45,594,360
14,350,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	15,097,491
8,525,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	8,951,165
6,150,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	6,302,366
6,450,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	6,720,094
7,575,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	8,350,036
5,125,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	5,581,638
7,850,000	Pattern Energy Operations LP / Pattern Energy Operations Inc., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2028	8,316,879
2,950,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.250%, 1/31/2023	3,042,689
11,875,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	12,762,181
27,175,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	30,215,203
10,750,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	11,327,275
9,250,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	9,628,787

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 22,775,000		Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	$24,058,827
		TOTAL	261,236,583
		Wireless Communications—2.4%
8,075,000		Altice France SA, 144A, 8.125%, 2/1/2027	8,911,933
46,825,000		Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	49,035,140
9,700,000		Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	12,470,563
23,050,000		Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	26,906,265
13,775,000		Sprint Corp., 7.875%, 9/15/2023	15,927,344
19,850,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	23,745,562
7,450,000		Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	9,193,412
2,325,000		Sprint Nextel Corp., Sr. Unsecd. Note, 6.000%, 11/15/2022	2,501,235
9,425,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	9,536,121
10,075,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.625%, 2/15/2029	10,124,166
12,125,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 2.875%, 2/15/2031	12,246,311
3,175,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	3,253,978
10,525,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.750%, 2/1/2028	11,254,909
7,875,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	8,017,813
1,000,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	1,067,290
26,425,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 3/1/2023	26,491,062
4,500,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.000%, 4/15/2024	4,555,035
13,625,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.500%, 1/15/2026	14,069,992
		TOTAL	249,308,131
		TOTAL CORPORATE BONDS (IDENTIFIED COST $9,406,891,338)	9,707,764,626
		COMMON STOCKS—0.3%
		Chemicals—0.0%
342,645	[2]	Hexion Holdings Corp.	4,978,632
		Independent Energy—0.2%
280,294	[2]	Oasis Petroleum, Inc.	10,502,616
343,383	[2]	Whiting Petroleum Corp.	6,984,411
		TOTAL	17,487,027
		Media Entertainment—0.0%
141,935	[2]	iHeartMedia, Inc.	2,063,735
		Retailers—0.1%
975,623	[2]	Party City Holdco, Inc.	7,014,729
		TOTAL COMMON STOCKS (IDENTIFIED COST $46,762,431)	31,544,123
		FLOATING RATE LOANS—0.2%
		Health Care—0.1%
$ 13,663,561	[4]	Envision Healthcare Corp., 1st Lien PIK Term Loan B, Series B, 7.000% (3-month USLIBOR 1.000% Floor +6.000%), 10/10/2025	11,170,166
		Independent Energy—0.1%
9,122,000	[4]	Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (1-month USLIBOR 1.000% Floor +9.000%), 11/1/2025	10,014,268
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $32,655,587)	21,184,434
		INVESTMENT COMPANIES—4.4%
312,990,939		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.07%[5]	313,084,836

Principal Amount or Shares		Value
	INVESTMENT COMPANIES—continued
21,660,504	High Yield Bond Portfolio	$137,110,991
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $458,278,079)	450,195,827
	TOTAL INVESTMENT IN SECURITIES—99.8% (IDENTIFIED COST $9,944,587,435)	10,210,689,010
	OTHER ASSETS AND LIABILITIES - NET—0.2%[6]	17,966,232
	TOTAL NET ASSETS—100%	$10,228,655,242
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended January 31, 2021, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Value as of 10/31/2020	$467,000,087	$131,695,865	$598,695,952
Purchases at Cost	$346,866,816	$—	$346,866,816
Proceeds from Sales	$(500,763,576)	$—	$(500,763,576)
Change in Unrealized Appreciation/Depreciation	$54,421	$5,415,126	$5,469,547
Net Realized Gain/(Loss)	$(72,912)	$—	$(72,912)
Value as of 1/31/2021	$313,084,836	$137,110,991	$450,195,827
Shares Held as of 1/31/2021	312,990,939	21,660,504	334,651,443
Dividend Income	$75,786	$1,871,815	$1,947,601

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2021.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$9,707,764,626	$[1]0	$9,707,764,626
Floating Rate Loans	—	21,184,434	$—	21,184,434
Equity Securities:
Common Stocks
Domestic	31,544,123	—	—	31,544,123
Investment Companies	450,195,827	—	—	450,195,827
TOTAL SECURITIES	$481,739,950	$9,728,949,060	$0	$10,210,689,010

[1]
Includes $61,313 transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. This transfer represents the value of the security at the beginning of the period.

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
PIK	—Payment in Kind